Current Liabilities - Payables - Summary of Current Liabilities Payables (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Current Liabilities Payables [Abstract]
Accounts Payable (unsecured)	$ 17,842,981	$ 11,402,164
Payroll related tax liability	48,873	43,334
Total current payables	$ 17,891,854	$ 11,445,498